Net revenues - summary of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net revenues	€ 108,187	€ 110,412	€ 105,730
North America(1)
Disclosure of geographical areas [line items]
Net revenues	73,848	73,405	67,500
Italy
Disclosure of geographical areas [line items]
Net revenues	7,259	8,815	8,407
Brazil
Disclosure of geographical areas [line items]
Net revenues	7,423	6,452	5,982
France
Disclosure of geographical areas [line items]
Net revenues	3,021	3,204	3,121
Germany
Disclosure of geographical areas [line items]
Net revenues	2,519	2,755	2,804
China
Disclosure of geographical areas [line items]
Net revenues	1,753	1,974	3,562
Spain
Disclosure of geographical areas [line items]
Net revenues	1,200	1,397	1,306
Argentina
Disclosure of geographical areas [line items]
Net revenues	861	1,384	1,791
Japan
Disclosure of geographical areas [line items]
Net revenues	995	1,136	1,267
Turkey
Disclosure of geographical areas [line items]
Net revenues	739	896	1,244
Japan
Disclosure of geographical areas [line items]
Net revenues	839	718	735
Australia
Disclosure of geographical areas [line items]
Net revenues	320	418	496
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 7,410	€ 7,858	€ 7,515